Consolidated balance sheet - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Assets
Cash and non-interest-bearing deposits with banks	$ 4,380	$ 3,440
Interest-bearing deposits with banks	13,311	10,712
Securities (Note 4)	101,664	93,419
Cash collateral on securities borrowed	5,488	5,035
Securities purchased under resale agreements	43,450	40,383
Loans (Note 5)
Residential mortgages	207,749	207,271
Personal	43,058	40,937
Credit card	12,673	12,378
Business and government	109,555	97,766
Allowance for credit losses	(1,639)	(1,618)
Total loans	371,396	356,734
Other
Derivative instruments (Note 12)	21,431	24,342
Customers' liability under acceptances	10,265	8,824
Land, buildings and equipment (Note 7)	1,795	1,783
Goodwill (Note 8)	5,564	5,367
Software and other intangible assets (Note 8)	1,945	1,978
Investments in equity-accounted associates and joint ventures (Note 25)	526	715
Deferred tax assets (Note 19)	601	727
Other assets (Note 9)	15,283	11,805
Other miscellaneous assets	57,410	55,541
Total assets	597,099	565,264
Deposits (Note 10)
Personal	163,879	159,327
Business and government	240,149	225,622
Bank	14,380	13,789
Secured borrowings	42,607	40,968
Deposits	461,015	439,706
Obligations related to securities sold short	13,782	13,713
Cash collateral on securities lent	2,731	2,024
Obligations related to securities sold under repurchase agreements	30,840	27,971
Other
Derivative instruments (Note 12)	20,973	23,271
Acceptances	10,296	8,828
Deferred tax liabilities (Note 19)	43	30
Other liabilities (Note 11)	18,223	15,275
Other miscellaneous liabilities	49,535	47,404
Subordinated indebtedness (Note 14)	4,080	3,209
Equity
Contributed surplus	136	137
Retained earnings	18,537	16,101
Accumulated other comprehensive income (AOCI)	777	452
Total shareholders' equity	34,943	31,035
Non-controlling interests	173	202
Total equity	35,116	31,237
Total liabilities and equities	597,099	565,264
Preference shares [member]
Equity
Issued shares (Note 15)	2,250	1,797
Total equity	2,250	1,797
Common shares [member]
Equity
Issued shares (Note 15)	13,243	12,548
Total equity	$ 13,243	$ 12,548